RELATED PARTY TRANSACTIONS - Nissan Agreements (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC		12 Months Ended
	Jan. 15, 2020 USD ($)	Dec. 31, 2020 USD ($) contract	Dec. 31, 2019 USD ($)	Mar. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Revenue from related party	$ 65,294	$ 1,289,700	$ 2,451,803
Accounts receivable			106,886	$ 30,690
Nissan
Related Party Transaction [Line Items]
Number of contracts | contract		2
Revenue from related party	65,294		2,451,803
Accounts receivable			106,886
Charging revenue - retail | Nissan
Related Party Transaction [Line Items]
Revenue from related party			4,511
Charging revenue - OEM | Nissan
Related Party Transaction [Line Items]
Revenue from related party	54,762		2,147,248
Ancillary revenue | Nissan
Related Party Transaction [Line Items]
Revenue from related party	1,354		260,224
Non-charging revenue - OEM | Nissan
Related Party Transaction [Line Items]
Revenue from related party	$ 9,178
Regulatory credits and other | Nissan
Related Party Transaction [Line Items]
Revenue from related party			$ 39,820